DEBT - Additional Information (Details) - USD ($)		1 Months Ended			9 Months Ended		12 Months Ended
	Aug. 04, 2021	Jul. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 20, 2020	May 18, 2018
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 11,000,000
Face amount of debt				$ 5,000,000			3,500,000
Number of warrants to purchase preferred stock					1,102,752						12,500
Exercise price											$ 3.04
Letter of credit outstanding					$ 2,571,667		2,571,667	$ 2,671,667	$ 2,775,742
Repayments of term loan	$ 5,000,000		$ 5,000,000	$ 3,500,000	7,702,723	$ 7,520,000	7,520,000	980,000	0
Loss on extinguishment of debt					(202,723)	(102,972)	(102,972)	0	0
Proceeds from Issuance of Debt		$ 2,367,500	5,132,500		43,800,226	$ 12,500,000	12,500,000	0	$ 0
Term Loan-current portion					0		3,750,000	1,680,000
Outstanding term loan		$ 7,500,000	$ 7,500,000		43,190,312		$ 7,500,000	$ 2,520,000
Percentage of value of net billed accounts receivable							60.00%
Term loan
Debt Instrument [Line Items]
Face amount of debt	$ 45,000,000
Floating rate of interest	8.50%
Minimum unrestricted cash balance	$ 15,000,000,000
Minimum Retail gross margin percentage	8.00%
Number of warrants to purchase preferred stock	126,993
Exercise price	$ 7.0871
Outstanding term loan					$ 43,190,312		$ 0
Minimum
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 4,000,000
Liquidity ratio							1.00
Maximum
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 4,000,000			$ 11,000,000
Liquidity ratio							1.25
Prime rate
Debt Instrument [Line Items]
Spread on variable rate							3.25%	3.25%	2.00%